General and administrative expenses	12 Months Ended
Dec. 31, 2025
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General and administrative expenses
Note 8. General and administrative expenses

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Share-based payments (Note 31)	55,989	34,923	23,133
Salaries and payroll taxes	42,570	37,587	23,300
Fees and compensation for services	21,440	13,377	11,764
Personal assets tax	10,018	8,016	1,072
Employee benefits	6,892	6,020	4,678
Taxes, rates and contributions	2,489	1,670	812
Institutional promotion and advertising	2,347	2,324	2,174
Other	5,964	5,037	3,550

Total general and administrative expenses	147,709	108,954	70,483